RiverPark Strategic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 52.1%		Par	Value
Accommodation and Food Services - 1.7%
GrubHub Holdings, Inc., 5.50%, 07/01/2027 (a)		10,123,000	$9,834,068

Administrative and Support and Waste Management and Remediation Services - 0.3%
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (a)		1,584,000	1,606,286

Communications - 0.2%
Inteno Group AB, 9.46% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	1,400,000	1,212,114

Construction - 0.4%
Five Point Operating Co. LP, 10.50%, 01/15/2028 (a)(b)		2,427,790	2,471,658

Consumer Discretionary - 0.8%
3t Global Bidco PLC, 11.25%, 05/22/2028		2,125,000	2,146,250
Amwood AB, 8.53% (3 Month Stockholm Interbank Offered Rates + 6.25%), 10/25/2027	SEK	26,250,000	2,601,166
			4,747,416

Consumer Staples - 1.1%
Greenfood AB, 9.28% (3 Month Stockholm Interbank Offered Rates + 7.00%), 11/13/2028	SEK	32,500,000	3,488,866
Keyto Group AB, 7.57% (3 Month Stockholm Interbank Offered Rates + 5.25%), 05/08/2029	SEK	30,000,000	3,178,873
			6,667,739

Energy - 3.5%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		18,900,000	19,274,412
Nynas AB, 11.75%, 06/17/2028 (a)		1,125,000	1,130,156
			20,404,568

Finance and Insurance - 8.8%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)		7,346,000	6,600,047
Esmaeilzadeh Holding AB, 11.00% (or 11.00% PIK), 04/28/2028	SEK	2,790,540	254,436
Genworth Holdings, Inc., 6.59% (3 mo. Term SOFR + 2.26%), 11/15/2036		2,531,000	2,168,245
Icahn Enterprises LP
6.25%, 05/15/2026		1,150,000	1,142,797
5.25%, 05/15/2027		11,050,000	10,714,705
Imola Merger Corp., 4.75%, 05/15/2029 (a)		11,823,000	11,418,966
Mutares SE & Co. KGaA, 10.48% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	847,000	1,016,884
Stockwik Forvaltning AB
10.16% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	40,000,000	4,317,771
9.41% (3 Month Stockholm Interbank Offered Rates + 7.25%), 06/26/2029 (a)	SEK	30,000,000	3,190,764
StoneX Group, Inc., 7.88%, 03/01/2031 (a)		10,324,000	10,828,645
			51,653,260

Industrials - 3.0%
Bonheur ASA, 6.92% (Norway Interbank Offered Rate Fixing 3 Month + 2.35%), 10/09/2029 (a)	NOK	28,500,000	2,842,571
Mangrove Luxco III Sarl, 7.28% (3 mo. EURIBOR + 5.00%), 07/15/2029 (a)	EUR	10,570,000	12,586,388
SLR Group GmbH, 9.36% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	1,865,000	2,095,277
			17,524,236

Information - 8.4%
Azerion Group NV, 8.69% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	8,919,000	10,479,901
Consolidated Communications, Inc.
5.00%, 10/01/2028 (a)		2,482,000	2,509,762
6.50%, 10/01/2028 (a)		11,225,000	11,450,089
Go North Group AB
0.00%, 02/09/2026 (c)(d)		425,856	0
10.15% (SOFR + 5.76%), 02/09/2026		3,570,942	1,964,018
15.00%, 02/09/2026		2,034,691	81,388
15.00%, 02/02/2028 (c)(e)	SEK	2,760,587	0
Impala BondCo PLC, 12.00% (3 Month STIBOR + 9.00%), 10/30/2027	SEK	10,444,492	689,977
Sprint LLC, 7.63%, 03/01/2026 (f)(g)		11,126,000	11,233,422
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)		11,958,000	11,174,624
			49,583,181

Manufacturing - 5.9%
Builders FirstSource, Inc., 4.25%, 02/01/2032 (a)		4,500,000	4,172,290
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028		5,068,000	2,990,120
Crocs, Inc., 4.13%, 08/15/2031 (a)		12,899,000	11,629,020
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		1,633,000	1,657,088
Secop Group Holding GmbH, 10.38% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	1,443,000	1,738,024
Trulieve Cannabis Corp., 8.00%, 10/06/2026		5,308,000	5,208,581
Tyco Electronics Group SA, 4.50%, 02/09/2031		2,771,000	2,768,682
Western Digital Corp., 3.10%, 02/01/2032		4,806,000	4,253,526
			34,417,331

Materials - 0.4%
Norske Skog ASA, 8.88% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 06/25/2029	NOK	26,300,000	2,539,184

Mining, Quarrying, and Oil and Gas Extraction - 1.5%
Kistos Energy, 9.75%, 09/17/2026		6,781	6,731
Nabors Industries, Inc.
7.38%, 05/15/2027 (a)		1,393,000	1,376,633
7.50%, 01/15/2028 (a)		8,085,000	7,165,630
Tacora Resources, Inc., 13.00%, 12/31/2025 (a)(c)		2,381,851	476,370
			9,025,364

Other Services (except Public Administration) - 0.7%
ANGI Group LLC, 3.88%, 08/15/2028 (a)		485,000	452,445
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)		3,602,000	3,591,615
			4,044,060

Professional, Scientific, and Technical Services - 5.9%
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (a)		13,098,000	11,996,910
GemmaCert Ltd., 0.00%, 12/31/2025 (c)(d)(e)		500,965	0
Getty Images, Inc.
9.75%, 03/01/2027 (a)		5,504,000	5,398,377
11.25%, 02/21/2030 (a)		8,769,000	8,710,861
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027 (a)		8,632,000	8,629,336
			34,735,484

Real Estate and Rental and Leasing - 0.3%
Forestar Group, Inc., 6.50%, 03/15/2033 (a)		2,000,000	2,016,522

Retail Trade - 1.5%
Kohl's Corp., 10.00%, 06/01/2030 (a)		3,122,000	3,236,552
Superior Plus LP, 4.50%, 03/15/2029 (a)		6,045,000	5,818,009
			9,054,561

Technology - 2.5%
Hawk Infinity Software AS
11.10% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029 (a)	NOK	6,900,000	692,836
12.10% (Norway Interbank Offered Rate Fixing 3 Month + 7.50%), 10/15/2029 (a)(b)	NOK	23,800,000	2,389,784
Platform Group AG, 8.88%, 07/11/2028	EUR	9,586,000	11,404,780
			14,487,400

Transportation and Warehousing - 2.9%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)		7,842,000	8,012,477
Uber Technologies, Inc., 7.50%, 09/15/2027 (a)		662,000	668,340
XPO, Inc., 6.25%, 06/01/2028 (a)		8,385,000	8,524,247
			17,205,064

Utilities - 2.3%
Hawaii Electric Light Company, 3.28%, 12/30/2040 (c)		2,945,000	1,711,045
HMS Bergbau AG, 10.00%, 06/02/2030	EUR	9,646,000	11,760,228
			13,471,273
TOTAL CORPORATE BONDS (Cost $305,066,150)			306,700,769

BANK LOANS - 26.3%		Par	Value
Communications - 7.1%
Cengage Learning, Inc., First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 07/14/2026		5,645,411	5,665,509
Charter Communications Operating LLC, First Lien, 6.54% (1 mo. Term SOFR + 2.25%), 11/22/2031		7,691,723	7,712,413
CMG Media Corp., First Lien, 7.90% (3 mo. Term SOFR + 3.50%), 06/18/2029		14,813,894	14,395,179
Magnite, Inc., 7.33% (1 mo. Term SOFR + 3.00%), 02/06/2031		10,730,152	10,777,097
TripAdvisor, Inc., First Lien, 7.08% (1 mo. Term SOFR + 2.75%), 07/01/2031		2,985,000	2,981,269
			41,531,467

Consumer Discretionary - 3.0%
Bally's Corp., First Lien, 7.78% (3 mo. Term SOFR + 3.25%), 10/02/2028		5,147,246	4,568,181
Champ Acquisition Corp., 8.17% (3 mo. Term SOFR + 4.50%), 11/08/2031		9,937,500	10,030,664
Elevate Textiles, Inc., 12.95% (3 mo. Term SOFR + 8.65%), 09/30/2027		191,437	192,074
Skechers USA 6/25 (USD) T/L B, 8.06% (1 mo. Term SOFR + 3.25%), 06/28/2032		2,695,000	2,711,844
			17,502,763

Consumer Staples - 0.4%
United Natural Foods, Inc., First Lien, 9.08% (1 mo. Term SOFR + 4.75%), 10/22/2025		2,078,974	2,099,764

Finance and Insurance - 2.0%
Fiserv Investment T/L B, 8.32% (3 mo. Term SOFR + 4.00%), 02/18/2027		12,125,655	12,019,555

Health Care and Social Assistance - 1.1%
Inotiv, Inc., First Lien, 10.93% (1 mo. Term SOFR + 6.50%), 09/22/2026		7,663,593	6,446,998

Industrials - 1.9%
Cleanova US Holdings LLC, 9.08% (3 mo. Term SOFR + 4.75%), 05/24/2032		9,534,000	9,367,155
Trulite Glass & Aluminum Solutions LLC, 10.29% (3 mo. Term SOFR + 6.00%), 02/15/2030		2,110,751	2,057,982
			11,425,137

Information - 1.9%
Audacy Capital LLC, 10.44% (1 mo. Term SOFR + 6.00%), 09/30/2029		10,839,687	9,040,299
Audacy Capital LLC Exit Loan, 11.44% (1 mo. Term SOFR + 7.00%), 09/30/2028		2,276,401	2,265,020
			11,305,319

Materials - 3.8%
M2S Group Intermediate Holdings, Inc., First Lien, 9.03% (3 mo. Term SOFR + 4.75%), 08/22/2031		7,196,034	6,984,651
TPC Group, Inc., 9.95% (3 mo. Term SOFR + 5.75%), 11/24/2031		15,614,000	15,132,542
			22,117,193

Professional, Scientific, and Technical Services - 0.4%
CCIT Holdings AS, 10.00%, 02/28/2029 (c)	EUR	2,252,625	2,653,487

Retail Trade - 1.6%
Mountaineer Merger Corp.
11.54% (3 mo. Term SOFR + 7.25%), 10/26/2028		5,573,080	2,786,540
12.58% (3 mo. Term SOFR + 7.75%), 10/26/2028		992,482	992,482
The Container Store, Inc., 9.26% (6 mo. Term SOFR + 5.00%), 07/30/2029		2,405,363	1,322,949
The Container Store, Inc. Exit Loan, 10.83% (1 mo. Term SOFR + 5.50%), 04/30/2029		4,734,005	4,449,965
			9,551,936

Utilities - 1.7%
Solaris Energy Infrastructure, 10.30% (3 mo. Term SOFR + 6.00%), 09/11/2029		9,917,000	10,090,548

Wholesale Trade - 1.4%
TMC Buyer (Terra Millennium)
5.00%, 10/25/2030		666,284	668,992
9.28% (3 mo. Term SOFR + 4.75%), 10/27/2030		7,310,799	7,340,518
			8,009,510
TOTAL BANK LOANS (Cost $157,671,649)			154,753,677

CONVERTIBLE BONDS - 3.3%		Par	Value
Communications - 1.6%
Just Eat Takeaway.com NV, 0.63%, 02/09/2028	EUR	8,300,000	9,564,526

Energy, Quarrying, and Oil and Gas Extraction - 0.5%
Golar LNG Ltd., 2.75%, 12/15/2030 (a)		2,540,000	2,613,025

Finance and Insurance - 0.3%
Novedo Holding AB, 12.00% (or 12.00% PIK), 09/18/2028	SEK	17,500,000	1,817,348

Information - 0.8%
Go North Group AB, 0.00%, 12/31/2050 (c)(d)	SEK	18,653,577	0
Leafly Holdings, Inc., 8.00%, 07/01/2025 (c)		3,643,000	3,096,550
Porch Group, Inc., 6.75%, 10/01/2028 (a)		1,653,000	1,652,007
			4,748,557

Professional, Scientific, and Technical Services - 0.1%
UpHealth, Inc., 13.45% (SOFR + 9.00%), 12/15/2025 (a)		627,000	586,245
TOTAL CONVERTIBLE BONDS (Cost $17,635,286)			19,329,701

MORTGAGE-BACKED SECURITIES - 2.5%		Par	Value
Finance and Insurance - 2.5%
BX Trust
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036 (a)		2,795,069	2,784,854
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)		2,228,305	2,218,897
JP Morgan Chase Commercial Mortgage Securities
Series 2021-MHC, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)		3,550,384	3,552,143
Series 2021-MHC, Class B, 5.73% (1 mo. Term SOFR + 1.41%), 04/15/2038 (a)		970,000	971,618
Merit 2020
Series 2021-STOR, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 07/15/2038 (a)		1,915,000	1,915,411
Series 2022-MHIL, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 01/15/2039 (a)		3,021,418	3,020,520
			14,463,443
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,324,689)			14,463,443

ASSET-BACKED SECURITIES - 1.9%		Par	Value
Transportation and Warehousing - 1.9%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026		11,633,518	11,400,847
TOTAL ASSET-BACKED SECURITIES (Cost $11,410,439)			11,400,847

PREFERRED STOCKS - 1.6%		Shares	Value
Finance and Insurance - 0.2%
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027		40,765	990,182

Wholesale Trade - 1.4%
NGL Energy Partners LP, Series B, 11.77% (3 mo. Term SOFR + 7.47%), Perpetual		378,384	8,305,529
TOTAL PREFERRED STOCKS (Cost $7,969,180)			9,295,711

COMMON STOCKS - 0.8%		Shares	Value
Information - 0.1%
Audacy Capital Class A (h)		7,239	72,390
Audacy Capital Class B (h)		2,481	24,810
Warner Bros Discovery, Inc. (h)(i)		23,800	272,748
			369,948

Manufacturing - 0.7%
Cannabist Co. Holdings, Inc. (c)(h)		1,194,584	0
Cannabist Co. Holdings, Inc. (c)(h)		1,194,584	0
Prosomnus Equity (c)(h)		1,385,560	1,669,046
RA Parent, Inc. (c)(h)		43	2,804,100
			4,473,146

Professional, Scientific, and Technical Services - 0.0%(j)
GemmaCert Ltd. (c)(h)		21,135	0
UpHealth, Inc. (h)		133,414	0
			0

Retail Trade - 0.0%(j)
The Container Store, Inc. (h)		132,177	33,044
TOTAL COMMON STOCKS (Cost $5,182,980)			4,876,138

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%		Shares	Value
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual		122,890	2,473,776
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,457,022)			2,473,776

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.3%		Shares	Value
DT Cloud Star Acquisition Corp. (h)		125,000	1,421,875
Plum Acquisition Corp. III (h)		8,594	1,463
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $1,250,000)			1,423,338

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.2%		Par	Value
Norway Government Bond, 3.75%, 06/12/2035 (a)	NOK	12,500,000	1,234,752
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,180,297)			1,234,752

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%		Shares	Value
Real Estate and Rental and Leasing - 0.1%
CTO Realty Growth, Inc.		46,938	810,150
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $810,001)			810,150

WARRANTS - 0.0%(j)		Contracts	Value
Finance and Insurance - 0.0%(j)
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (h)		49,898	5,579

Information - 0.0%(j)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01 (h)		19,401	194,010
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50 (h)		21,228	240
Total Information			194,250

Manufacturing - 0.0%(j)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25 (c)(h)		286,965	0
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25 (c)(h)		258,269	0
Total Manufacturing			0
TOTAL WARRANTS (Cost $693,451)			199,829

RIGHTS - 0.0%(j)		Shares	Value
Administrative and Support and Waste Management and Remediation Services - 0.0%(j)
Drugs Made In America Acquisition Corp., Expires 10/15/2029, Exercise Price $10.00 (h)		800,000	99,920
TOTAL RIGHTS (Cost $98,765)			99,920

SHORT-TERM INVESTMENTS - 10.5%			Value
Commercial Paper - 5.8%		Par
Manufacturing — 2.2%
Jabil, Inc., 4.83%, 07/02/2025 (k)		13,233,000	13,229,249

Real Estate and Rental and Leasing — 2.1%
Crown Castle International Corp., 5.12%, 07/22/2025 (k)		12,320,000	12,282,335

Technology — 1.5%
Telus Corp., 5.19%, 08/11/2025 (k)		8,800,000	8,752,865
Total Commercial Paper (Cost $34,264,778)			34,264,449

Money Market Funds - 4.7%		Shares
First American Government Obligations Fund - Class X, 4.23% (l)		2,358,820	2,358,820
First American Treasury Obligations Fund - Class X, 4.22% (l)		25,152,274	25,152,274
Total Money Market Funds (Cost $27,511,094)			27,511,094
TOTAL SHORT-TERM INVESTMENTS (Cost $61,775,872)			61,775,543

TOTAL INVESTMENTS - 100.0% (Cost $587,525,781)			588,837,594
Other Assets in Excess of Liabilities - 0.0% (j)			2,561
TOTAL NET ASSETS - 100.0%			$588,840,155
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate STIBOR – Stockholm Interbank Offered Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $199,942,638 or 34.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $12,410,598 or 2.1% of net assets as of June 30, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Security is currently in default.
(f)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of June 30, 2025 is $11,232,698.
(g)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of June 30, 2025 is $11,232,698.
(h)	Non-income producing security.
(i)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(j)	Represents less than 0.05% of net assets.
(k)	The rate shown is the annualized effective yield as of June 30, 2025.
(l)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

RiverPark Strategic Income Fund
Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 08/15/2025; Exercise Price: $80.00	$(8,427,925)	(1,045)	$(76,285)
Warner Bros Discovery, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $11.50	(170,754)	(149)	(5,811)
Expiration: 07/18/2025; Exercise Price: $11.00	(170,754)	(149)	(9,834)
Total Call Options			(91,930)

Put Options - (0.0)% (c)
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expiration: 07/18/2025; Exercise Price: $105.00	(3,781,545)	(345)	(3,450)
Warner Bros Discovery, Inc., Expiration: 10/17/2025; Exercise Price: $11.00	(341,508)	(298)	(26,969)
Total Put Options			(30,419)
TOTAL WRITTEN OPTIONS (Premiums received $163,056)			$(122,349)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.

RiverPark Strategic Income Fund Schedule of Securities Sold Short
June 30, 2025 (Unaudited)

CORPORATE BONDS - (2.1)%	Par	Value
Information - (0.6)%
Comcast Corp., 5.30%, 06/01/2034	$(3,481,000)	$(3,566,958)

Manufacturing - (0.6)%
PepsiCo, Inc., 5.00%, 02/07/2035	(3,481,000)	(3,536,544)

Retail Trade - (0.9)%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	(5,000,000)	(5,118,930)
TOTAL CORPORATE BONDS (Proceeds $12,020,302)		(12,222,432)

TOTAL SECURITIES SOLD SHORT - (2.1)% (Proceeds $12,020,302)		$(12,222,432)

Percentages are stated as a percent of net assets.

RiverPark Strategic Income Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2025	EUR	4,625,000	USD	5,327,538	$126,233
U.S. Bancorp Investments, Inc.	07/15/2025	USD	62,635,089	EUR	55,920,000	(3,305,417)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	10,051,336	NOK	104,360,000	(303,424)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	18,557,269	SEK	180,015,000	(489,596)
Net Unrealized Appreciation (Depreciation)						$(3,972,204)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

RiverPark Strategic Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	–	304,513,354	2,187,415	306,700,769
Bank Loans	–	152,100,190	2,653,487	154,753,677
Convertible Bonds	–	16,233,151	3,096,550	19,329,701
Mortgage-Backed Securities	–	14,463,443	–	14,463,443
Asset-Backed Securities	–	11,400,847	–	11,400,847
Preferred Stocks	9,295,711	–	–	9,295,711
Common Stocks	272,748	130,244	4,473,146	4,876,138
Real Estate Investment Trusts - Preferred	2,473,776	–	–	2,473,776
Special Purpose Acquisition Companies (SPACs)	–	1,423,338	–	1,423,338
Foreign Government Debt Obligations	–	1,234,752	–	1,234,752
Real Estate Investment Trusts - Common	810,150	–	–	810,150
Warrants	–	199,829	0	199,829
Rights	99,920	–	–	99,920
Commercial Paper	–	34,264,449	–	34,264,449
Money Market Funds	27,511,094	–	–	27,511,094
Total Investments	40,463,399	535,963,597	12,410,598	588,837,594

Other Financial Instruments:
Forwards*	–	126,233	–	126,233
Total Other Financial Instruments	–	126,233	–	126,233

Liabilities:
Investments:
Corporate Bonds	–	(12,222,432)	–	(12,222,432)
Written Options	(91,930)	(30,419)	–	(122,349)
Total Investments	(91,930)	(12,252,851)	–	(12,344,781)

Other Financial Instruments:
Forwards*	–	(4,098,437)	–	(4,098,437)
Total Other Financial Instruments	–	(4,098,437)	–	(4,098,437)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

RiverPark Strategic Income Fund	Corporate Bonds	Bank Loans	Convertible Bonds	Common Stocks	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2024	$2,243,370	$-	$3,538,550	$4,516,285	$0	$0
Purchases	198,096	2,301,870	-	-	-	-
Sales	-	-	(520,000)	-	-	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	(50)	-
Accretion of discount/(amortization of premium)	(31,247)	2,246	-	-	-	-
Change in unrealized appreciation/(depreciation)	(222,804)	349,371	78,000	(43,139)	50	-
Transfer in/(out) of Level 3	-	-	-	-	-	-
Ending Balance - June 30, 2025	$2,187,415	$2,653,487	$3,096,550	$4,473,146	$-	$0

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2025, includes the following:

	Corporate Bonds	Bank Loans	Convertible Bonds	Common Stocks
	$(222,804)	$349,371	$78,000	$(43,139)

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
	discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

RiverPark Strategic Income Fund

Descriptions	Fair Value June 30, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Corporate Bonds	$2,187,415	Market Approach	Transaction price	N/A	N/A	Increase
			Spread	4.81%	4.81%	Decrease
			Yield to maturity	8.06%	8.06%	Decrease
			Recoverable value	$0-20	$0-20	Increase
Bank Loans	$2,653,487	Market Approach	Transaction price	$100.00	$100.00	Increase
Convertible Bonds	$3,096,550	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
			Transaction price	N/A	N/A	Increase
Common Stocks	$4,473,146	Market Approach	Broker quote	$65,000	$65,000	Increase
			Enterprise Value	$1.42	$1.42	Increase
			Discount	15.00%	15.00%	Decrease
			Recoverable value	$0	0	Increase
			Transaction price	N/A	$N/A	Increase
Warrants	$0	Market Approach	Recoverable value	$0	0	Increase